Consolidated Statements of Changes in Equity (USD $) In Thousands	Total	Class A Common Stock	Class B Common Stock	Total BFC Shareholders' Equity	Additional Paid-in Capital	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non- Controlling Interest in Subsidiaries
Beginning balance at Dec. 31, 2008	$ 375,421	$ 382	$ 69	$ 112,867	$ 123,562	$ (8,848)	$ (2,298)	$ 262,554
Beginning balance, shares at Dec. 31, 2008		38,254	6,875
Net income (loss)	(93,332)			27,279		27,279		(120,611)
Noncontrolling interests from acquisitions	71,344							71,344
Other comprehensive (loss) income, net of tax	3,528			527			527	3,001
Merger transaction (Note 3)	(4,604)	303		94,979	94,676			(99,583)
Merger transaction (Note 3), shares		30,246
Transfer of shares of Common Stock		21	(21)
Pro rata share of the cumulative effect of accounting changes recognized by Bluegreen on retained interests in notes receivable sold	2,060			485		485		1,575
Net effect of subsidiaries' capital transactions attributable to BFC	8,333			8,333	8,333
Noncontrolling interest net effect of subsidiaries' capital transactions	41,032							41,032
Cash dividends on 5% Preferred Stock	(750)			(750)		(750)
Share-based compensation related to stock options	1,363			1,363	1,363
Ending balance at Dec. 31, 2009 (Scenario, Previously Reported)	404,395			245,083		18,166	(1,771)	159,312
Ending balance at Dec. 31, 2009	401,826	685	69	243,587	227,934	15,745	(846)	158,239
Ending balance, shares at Dec. 31, 2009		68,521	6,854
Cumulative effect of change in accounting principle (Note 4)	(2,569)			(1,496)		(2,421)	925	(1,073)
Net income (loss)	(180,187)			(103,848)		(103,848)		(76,339)
Other comprehensive (loss) income, net of tax	33			1,069			1,069	(1,036)
Issuance of Class B Common Stock from exercise of options	2			2	2
Issuance of Class B Common Stock from exercise of options, shares			6
Net effect of subsidiaries' capital transactions attributable to BFC	1,760			1,760	1,760
Noncontrolling interest net effect of subsidiaries' capital transactions	(2,608)							(2,608)
Cash dividends on 5% Preferred Stock	(750)			(750)		(750)
Share-based compensation related to stock options	1,052			1,052	1,052
Ending balance at Dec. 31, 2010	221,128	685	69	142,872	230,748	(88,853)	223	78,256
Ending balance, shares at Dec. 31, 2010		68,521	6,860
Net income (loss)	(19,506)			(11,270)		(11,270)		(8,236)
Other comprehensive (loss) income, net of tax	(19,763)			(13,086)			(13,086)	(6,677)
Net effect of subsidiaries' capital transactions attributable to BFC	1,453			1,453	1,453
Noncontrolling interest net effect of subsidiaries' capital transactions	(67)							(67)
Issuance of restricted Class A Common Stock		18			(18)
Issuance of restricted Class A Common Stock, shares		1,754
Cash dividends on 5% Preferred Stock	(750)			(750)		(750)
Share-based compensation related to stock options	522			522	522
Ending balance at Dec. 31, 2011	$ 183,017	$ 703	$ 69	$ 119,741	$ 232,705	$ (100,873)	$ (12,863)	$ 63,276
Ending balance, shares at Dec. 31, 2011		70,275	6,860